EMPLOYEE BENEFIT OBLIGATIONS - Movement in Pension Plan Assets (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of net defined benefit (liability) asset
Fair value of plan assets at beginning of year	£ (114)
Employer contributions	21	£ 20	£ 20
Administrative expenses	(2)	(1)	£ (3)
Fair value of plan assets at end of year	(112)	(114)
Number of defined benefit pension plans winded up			2
Full elimination of associated plan assets and plan liabilities		145
Plan assets
Disclosure of net defined benefit (liability) asset
Fair value of plan assets at beginning of year	251	259	£ 431
Interest income on plan assets	12	12	16
Gain/(loss) on plan assets (excluding interest income)	4	(4)	6
Employer contributions	21	20	20
Benefits paid	(49)	(33)	(38)
(Loss)/gain due to exchange rate movements	(13)	1	(12)
Settlement payments	(3)	(1)	(163)
Administrative expenses	(2)	(1)	(3)
Other	1	(2)	2
Fair value of plan assets at end of year	222	251	259
Actual return on plan assets	£ 16	£ 8	£ 22